BANK LOANS (Tables)	6 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
SCHEDULE OF SHORT-TERM BANK DEBT

	June 30, 2022	December 31, 2021
	(Unaudited)

Secured short-term loans (1)	$7,262,180	$7,792,125

(1)	Detailed information of secured short-term loan balances as of June 30, 2022 and December 31, 2021 were as follows:

SCHEDULE OF SECURED SHORT-TERM BANK DEBT

	June 30, 2022	December 31, 2021
	(Unaudited)

Guaranteed by IST and Mr. Lin and Collateralized by the real property of ISIOT and equity investment of IST HK	$7,262,180	$7,792,125
Total	$7,262,180	$7,792,125